CONSOLIDATED STATEMENT OF INCOME/(LOSS) AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
CONSOLIDATED STATEMENT OF INCOME/(LOSS) AND OTHER COMPREHENSIVE INCOME
Revenue	$ 1,582.0	$ 1,527.2	$ 1,925.3
Cost of sales	(705.4)	(733.6)	(1,036.6)
Administrative expenses	(234.8)	(275.4)	(364.7)
Other income	179.6	85.8	0.4
Operating income	821.4	604.0	524.4
Finance income	219.1	27.5	18.5
Finance costs	(349.7)	(2,042.2)	(2,357.0)
Income/(loss) before income tax	690.8	(1,410.7)	(1,814.1)
Income tax expense	(86.4)	(69.3)	(102.8)
Income/(loss) from continuing operations	604.4	(1,480.0)	(1,916.9)
Loss from discontinued operations	(477.6)	(164.2)	(71.3)
Income/(loss) for the year	126.8	(1,644.2)	(1,988.2)
Attributable to:
Owners of the Company	143.6	(1,632.0)	(1,976.6)
Non-controlling interests	(16.8)	(12.2)	(11.6)
Income/(loss) for the year	126.8	(1,644.2)	(1,988.2)
Income/(loss) attributable to owners arises from:
Continuing operations	604.4	(1,481.1)	(1,916.4)
Discontinued operations	(460.8)	(150.9)	(60.2)
Profit/(loss) attributable to owners	$ 143.6	$ (1,632.0)	$ (1,976.6)
Income/(loss) per share from continuing operations
Income/(loss) per share ($) - basic	$ 1.8	$ (4.45)	$ (5.75)
Income/(loss) per share ($) - diluted	1.77	(4.45)	(5.75)
Income/(loss) per share
Income/(loss) per share ($) - basic	0.43	(4.9)	(5.93)
Income/(loss) per share ($) - basic	$ 0.42	$ (4.9)	$ (5.93)
Items that may be reclassified to income or loss
Exchange loss/(gain) recycled to income statement on disposal of subsidiary	$ 16.1	$ (0.1)
Exchange differences on translation of foreign operations	52.6	996.6	$ 970.8
Other comprehensive income for the year, net of taxes	68.7	996.5	970.8
Total comprehensive income/(loss) for the year	195.5	(647.7)	(1,017.4)
Attributable to:
Owners of the Company	192.8	(592.2)	(1,025.8)
Non-controlling interests	2.7	(55.5)	8.4
Total comprehensive income/(loss) for the year	195.5	(647.7)	(1,017.4)
Total comprehensive income/(loss) for the year attributable to owners arises from:
Continuing operations	540.2	(198.0)	(1,040.3)
Discontinued operations	(347.4)	(394.2)	14.5
Total comprehensive income/(loss) for the year attributable to owners	$ 192.8	$ (592.2)	$ (1,025.8)

[1]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information